WESMARK GROWTH FUND
WESMARK BALANCED FUND
WESMARK BOND FUND

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
WESMARK SMALL COMPANY GROWTH FUND
(PORTFOLIOS OF WESMARK FUNDS)

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SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2000 (REVISED SEPTEMBER 29, 2000)

The following information supplements your WesMark Funds prospectus.

1. Please delete the section on page 19 entitled "The sales charge at purchase will be eliminated when Shares are purchased by:" and replace it with the following:

      "The sales charge at purchase will be reduced or eliminated when Shares are purchased by:

o     trust and fiduciary accounts of WesBanco;
o     certain defined benefit/contribution plans;
o employees, directors and officers of WesBanco, Federated Investors and their affiliates, and members of their immediate families;
o     investments made after signing a Letter of Intent;
o     investments of $1,000,000 or more;
o     exchanges between WesMark Funds; and
o exchanges from any WesMark Fund into Institutional Service Shares of Automated Cash Management Trust (a portfolio of Money Market Obligations Trust) (Automated Cash Management Trust), and any subsequent exchanges back into any WesMark Fund.

o In addition, if your account was opened prior to October 1, 1999, all subsequent purchases will not be subject to the sales charge. Contact WesMark Funds Shareholder Services (1-800-864-1013) or your account representative for further information on reducing or eliminating the sales charge."

 2. Please delete the first sentence of the section on page 21 entitled "Through an Exchange" and replace it with the following:

      "You may purchase Shares through an exchange from another WesMark Fund or from Automated Cash Management Trust."

 3. Please delete the first sentence of the section on page 22 entitled "Exchange Privileges" and replace it with the following:

      "You may exchange Shares of a Fund into Shares of another WesMark Fund or into shares of Automated Cash Management Trust."

                                                                February 2, 2001


Edgewood Services, Inc., Distributor

Cusip 951025204
Cusip 951025402
Cusip 951025303
Cusip 951025105
Cusip 951025501
26157